Note 6 - Intangibles (Details) - Estimated Amortization Expense - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Estimated Amortization Expense [Abstract]
2015		$ 47,571
2016	$ 425,464	47,571
2017	295,485	11,571
2018	259,164	11,571
2019	259,164	11,571
Thereafter	569,126	23,143
Total	$ 2,021,136	$ 153,000